Warrants (Schedule of Weighted Average Assumptions) (Details) - Years	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.81%	2.02%
Expected volatility	64.00%	77.00%
Expected life (years)	4.2	4.2
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.84%
Expected volatility		68.00%
Expected dividend yield
Expected life (years)		2